Significant Accounting Policies (Schedule Of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, minimum	42.00%	38.00%	37.00%
Volatility, maximum	48.00%	42.00%	47.00%
Risk-free interest rate, minimum	1.10%	1.00%	0.50%
Risk-free interest rate, maximum	1.20%	1.70%	1.50%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	3 years 4 months 24 days	3 years 3 months 18 days	3 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	3 years 10 months 24 days	4 years 10 months 24 days	4 years 10 months 24 days